MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                      MFS(R) DIVERSIFIED TARGET RETURN FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV


      Supplement to Current Statement of Additional Information - Part II:


This SAI Part II supplement supersedes and replaces the Funds' SAI Part II supplement dated November 1, 2007.


Effective January 1, 2008, the following is added to the SAI Part II:


The Board of Trustees of the MFS Funds has approved presenting a proposal to Class R1 shareholders to increase the fund's distribution and service fees under Rule 12b-1 of the Investment Company Act of 1940 ("distribution and service fees") for Class R1 shares from 0.75% annually to 1.00% annually of the average daily net assets attributable to the Class.


If the proposal is approved by Class R1 shareholders of each MFS Fund that offers Class R1 shares, MFS will increase the distribution and service fees for Class R1 shares of each Fund from 0.75% annually to 1.00% annually, and will eliminate the 0.35% fee paid by Class R1 to MFS under the "Master Class R Administration and Service Agreement."


A special meeting of Class R1 shareholders to consider this proposal is expected to be held on or about February 15, 2008. No assurance can be given that the proposal will be approved by Class R1 shareholders of each Fund.


A full description of the proposal will be contained in a proxy statement which is expected to be mailed to Class R1 shareholders of record on the record date for each fund on or about December 28, 2007.


It is anticipated that on or about April 18, 2008, Class R shares (if offered) and Class R2 shares will automatically convert to Class R3 shares.


After the conversion, Class R3, Class R4, and Class R5 will be renamed Class R2, Class R3, and Class R4, respectively.


After the conversion of Class R and Class R2 shares to Class R3 shares, the following paragraphs are hereby deleted from Appendix D entitled "Financial Intermediary Compensation":

For purchases of Class R shares prior to April 1, 2007 by a Serviced Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to the following:

-------------------------------------------------------- -------------------------------------------------------------
Cumulative Purchase Amount                               Upfront Commission as a Percentage of Offering Price
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------

-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
On the first $4,000,000 plus                             1.00%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                      0.50%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Over $25,000,000                                         0.25%
-------------------------------------------------------- -------------------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class R shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first such purchase.


In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases of Class R shares prior to April 1, 2007 by an Alliance Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to 0.60% of the amount of Class R shares purchased through such financial intermediary.


In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


Effective November 7, 2007, the following is added after the last paragraph under the sub-section entitled "Investment Sub-Advisers" under the main heading "Management of the Fund":

MFS has engaged UBS Global Asset Management (Americas) Inc. (referred to as UBS) to act as sub-adviser to manage the fund's exposure to markets, asset classes and currencies through the use of derivative instruments. UBS is located at One North Wacker Drive, Chicago, Illinois 60606. UBS is an indirect, wholly owned subsidiary of UBS AG and a member of the UBS Global Asset Management Division.

UBS is a Delaware corporation and a registered investment adviser. UBS provides investment management and supervisory services to mutual funds and institutional accounts.

Unless otherwise noted, all references to "sub-adviser" shall include UBS for MFS Diversified Target Return Fund.

Effective November 7, 2007, the following is added after the last paragraph under the sub-section entitled "Sub-Advisory Agreements" under the main heading "Management of the Fund":

UBS serves as the MFS Diversified Target Return Fund's sub-adviser pursuant to a Sub-Investment Advisory Agreement between the Adviser and UBS (the "Sub-Advisory Agreement"). The Sub-Advisory Agreement provides that the Adviser delegate to UBS the authority to make investment decisions for a portion of MFS Diversified Target Return Fund (for the purposes of this paragraph, the "Fund"). For these services, the Adviser pays UBS an investment advisory fee, computed and paid monthly in arrears, at the annual rate of 0.28% of the first $1 billion of the fund's average daily net assets; 0.185% of the next $1.5 billion of the fund's average daily net assets; and 0.16% of the fund's average daily net assets in excess of $2.5 billion. The Sub-Advisory Agreement will continue in effect after its initial two year period provided that such continuance is specifically approved at least annually by the

Board of Trustees or by the vote of a majority of the Fund's outstanding voting securities, and, in either case, by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party. The Sub-Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by the Trustees, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser or UBS on not less than 60 days' written notice. The Sub-Advisory Agreement specifically provides that neither UBS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement.

Effective January 1, 2008, the sub-sections entitled "Administrator" and "Shareholder Servicing Agent" under the main heading "Management of the Fund" are restated in their entirety as follows:


Administrator

MFS provides the Fund with certain financial, legal and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the fund pays an annual fee to MFS for providing these services.

As of January 1, 2008, the annual fee payable by each Fund is $17,500 plus an amount equal to the following percentage of the Fund's average daily net assets (except that Funds investing primarily in shares of other MFS Funds pay only $17,500):

------------------------------------------------------------ ---------------------------------------------------------
On the first $50,000,000 in assets                           0.0000%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $50,000,000 in assets                                   0.0121%
------------------------------------------------------------ ---------------------------------------------------------

These fees are subject to maximum fees.

In addition (except with respect to MFS Diversified Target Return Fund), MFS provides, either directly or through affiliated and/or unaffiliated entities, certain administrative, recordkeeping, and communication/educational services to the retirement plans and retirement plan participants which invest in Class R1 shares under a Master Class R Administration and Services Agreement. Under the Agreement, the Fund pays an annual fee to MFS for these services at 0.35% of the average daily net assets attributable to Class R1 shares.


Shareholder Servicing Agent

MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives an asset-based fee from each Fund based on the types of accounts in the Fund, the costs of servicing these types of accounts, and a target profit margin. MFSC may also contract with other affiliated and unaffiliated service providers to provide some or all of the services described above.


In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund. These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above. MFSC is also reimbursed for payments made under agreements with affiliated and unaffiliated service providers that provide sub-accounting and other shareholder services, including without limitation recordkeeping, reporting and transaction processing services. Payments made under these agreements are based on the Fund's average daily net assets and/or the Fund accounts serviced by the service provider.


Effective November 7, 2007, with respect to the MFS Diversified Target Return Fund only, the following is added after the fifth paragraph under the sub-section entitled "Tax Treatment of the Fund" under the main heading "Tax Considerations:"

The Code grants the Secretary of the Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as qualifying income in cases where the foreign currency gains are not directly related to the company's principal business of investing in stocks or securities (or options or futures with respect to stocks or securities). In light of this grant of regulatory authority, there is no assurance that the Secretary will not issue such regulations. Moreover, there is a remote possibility that such regulations may be applied retroactively. If the Fund were to fail to qualify as a regulated investment company in any year, then the Fund would be subject to federal income tax on its net income and capital gains at regular corporate income tax rates (without a deduction for distributions to shareholders) and other adverse consequences as described above.


Effective November 7, 2007, the first paragraph under the main heading "Portfolio Transactions and Brokerage Commissions" is restated as follows:


For the purposes of this section, all references to the "Adviser" shall include Sun Capital with respect to the portion of the MFS Diversified Income Fund for which Sun Capital provides investment advisory services, UBS with respect to the portion of the MFS Diversified Target Return Fund for which UBS provides investment advisory services, and Valley Forge with respect to the MFS Sector Rotational Fund.


Effective January 1, 2008, the seventh paragraph under the main heading "Portfolio Transactions and Brokerage Commissions" is restated as follows:


Broker/dealers may be willing to furnish statistical, research and other factual information or services ("Research"), for example, investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations to the Adviser for no consideration other than brokerage or underwriting commissions. Such broker/dealers (or affiliates of such broker/dealers) may be involved from time to time in executing, clearing or settling securities transactions on behalf of the Funds ("Executing Brokers"), or may have entered into agreements with one or more Executing Brokers pursuant to which they are responsible for performing one or more functions, the performance of which has been identified by the SEC as being sufficient to constitute effecting securities transactions within the meaning of Section 28(e) as interpreted by the SEC (collectively, together with Executing Brokers, "Effecting Brokers"). In reliance on this interpretation the Adviser expects to enter into Commission Sharing Agreements with Executing Brokers which will provide for the Executing Brokers to pay a portion of the Commissions paid by the Funds for securities transactions to Effecting Brokers. In addition to effecting securities transactions on behalf of the Funds pursuant to a Commission Sharing Agreement, the Effecting Brokers will also provide Research for the benefit of the Adviser. If a government agency with regulatory authority over the affairs of the Adviser or its subsidiaries, or a court of competent jurisdiction, were to determine that an Effecting Broker is not effecting a securities transaction within the meaning of Section 28(e), the Adviser believes that such Research should be considered as Research provided by the relevant Executing Broker and permitted by Section 28(e), provided that the relationship with such Executing Broker is otherwise consistent with the requirement for Research under Section 28(e). In such circumstances the Adviser will in effect be paying a greater commission in order to obtain third party research. The Adviser may use brokerage commissions from the Funds' portfolio transactions to acquire Research, subject to the procedures and limitations described in this discussion.


Effective January 1, 2008, the sub-sections entitled "Public Disclosure of Portfolio Holdings" and "Disclosure of Non-Public Portfolio Holdings" under the main heading "Disclosure of Portfolio Holdings" are restated in their entirety as follows:


Public Disclosure of Portfolio Holdings


In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, a Fund may make its portfolio holdings publicly available on the MFS Web site in such scope and form and with such frequency as MFS may reasonably determine.

The following information is generally available to you on the MFS Web site (mfs.com):

------------------------------------------------------------- ---------------------------------------------------------
Information                                                   Approximate Date of Posting to Web Site
------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------- ---------------------------------------------------------
Fund's full securities holdings as of each month's end        24 days after month end
------------------------------------------------------------- ---------------------------------------------------------
------------------------------------------------------------- ---------------------------------------------------------
Fund's top 10 securities holdings as of each month's end      14 days after month end
------------------------------------------------------------- ---------------------------------------------------------

If a fund has substantial investments in both equity and debt instruments, the fund's top 10 equity holdings and top 10 debt holdings will be made available. In addition, for fund's that primarily invest in shares of the other MFS funds, all securities holdings in shares of MFS funds, the top 10 aggregated equity holdings within the underlying MFS funds, and the top 10 aggregated debt holdings within the underlying MFS funds will be made available.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings. Some of these registered investment companies, sub-advised portfolios, separate accounts, and unregistered products, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain Funds (Similarly Managed Investment Products). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.


A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.


Disclosure of Non-Public Portfolio Holdings


A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation. In the case of sub-advisers, as applicable, this determination may be made by a senior member of the sub-adviser's legal or compliance departments (a "Sub-Adviser Authorized Person"). In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to brokers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient's use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates.


In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of a Fund's shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS' conflicts officer of such potential conflict, and MFS' conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund's Independent Chief Compliance Officer and the Board of Trustees of the Fund. MFS also reports to the Board of Trustees of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:


Employees of MFS or MFD or, if applicable, a sub-adviser, (collectively "Fund representatives") disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to a Fund's custodians, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to a Fund's pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting a Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Funds, MFS or, if applicable, a sub-adviser, may use analytical systems provided by third parties who may have access to Fund portfolio holdings.


Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, once the information is public, and in other circumstances not described above. All such disclosures are subject to compliance with the applicable disclosure standards.


In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):


Fund representatives may provide oral or written information ("portfolio commentary") about a Fund, including, but not limited to, how the Fund's investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of a Fund's portfolio holdings or may state that a Fund has recently purchased or sold one or more holdings.


Fund representatives may also provide oral or written information ("statistical information") about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.


The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.


Effective November 7, 2007, the third paragraph under the main heading "Description of Shares, Voting Rights, and Liabilities" is restated as follows:


Except in limited circumstances, the Trustees may, without any shareholder vote, amend or otherwise supplement the Trust's Declaration of Trust. Each Trust except MFS Series Trust XII and MFS Series Trust XV, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable. MFS Series Trust XII and MFS Series Trust XV, or any series or class of MFS Series Trust XII and MFS Series Trust XV, may merge or consolidate or may sell, lease, or exchange all or substantially all of their assets without any shareholder vote to the extent permitted by law. Each Trust, or any series or class, may reincorporate or reorganize (but not with another operating entity) without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time: 1) by a Majority Shareholder Vote, or 2) by the Trustees by written notice to the shareholders of that series or class.

Effective January 1, 2008, the following table rows are added to the the sub-section entitled "2 - Waivers for Non-Serviced Plans ("TA Plans")" in Appendix C entitled "Waivers of Sales Charges":

---------------------------------------------------------- -----------------------------------------------------------
                                                           Sales Charge Waived
---------------------------------------------------------- -----------------------------------------------------------
---------------------------------------------------------- ------------ -------------- --------------- ---------------
Waiver Category                                            Class A ISC  Class A CDSC   Class B CDSC    Class C CDSC
---------------------------------------------------------- ------------ -------------- --------------- ---------------
---------------------------------------------------------- ------------ -------------- --------------- ---------------
B. MFS Prototype "Individual K" Plan
---------------------------------------------------------- ------------ -------------- --------------- ---------------
---------------------------------------------------------- ------------ -------------- --------------- ---------------
o Shares acquired pursuant to repayment by retirement v plan participants of loans from the MFS Prototype "Individual K" Plan.
---------------------------------------------------------- ------------ -------------- --------------- ---------------

Effective November 1, 2007, Appendix D entitled "Financial Intermediary Compensation" is restated in its entirety as follows:


SAI PART II - APPENDIX D


FINANCIAL INTERMEDIARY COMPENSATION


Financial intermediaries receive various forms of compensation in connection with the sale of shares of a Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of upfront commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 ("Distribution Plan") distribution and service payments received by MFD from the Funds, (ii) in the form of 529 administrative services payments, retirement plan administrative and service payments, and shareholder servicing payments (for sub-accounting and other shareholder services) paid by MFD and/or one or more of its affiliates (for purposes of this section only, collectively, "MFD") based on the receipt of such payments by MFD from the Funds, and (iii) in the form of payments paid from MFD's own additional resources. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.


The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. To the extent MFD's payments to a financial intermediary are made from payments received by MFD from the Funds, payments from MFD's own additional resources to such intermediary may be reduced. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. The amount of compensation that MFD pays to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation. For calendar year 2006, gross sales of MFS Funds through financial intermediaries who received such compensation from MFD represented 74% of total gross sales of MFS Funds.


Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD does. Financial intermediaries that sell Fund shares may also act as a broker or dealer in connection with an MFS Fund's purchase or sale of portfolio securities. However, the Funds and MFS do not consider financial intermediaries' sale of shares of a MFS Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the MFS Funds.

Commissions and Distribution Plan Payments


Class A, Class A1, Class 529A, and Class J Shares - General Provisions


For purchases of Class A, Class A1, Class 529A and Class J shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an upfront commission of up to the following amounts:


Equity/Asset Allocation/Total Return Funds:

------------------------------------------------------------ ---------------------------------------------------------
Amount of Purchase                                           Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,000                                            5.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$50,000 but less than $100,000                               4.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $250,000                              3.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$250,000 but less than $500,000                              2.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                            1.75%
------------------------------------------------------------ ---------------------------------------------------------

Bond Funds:

------------------------------------------------------------ ---------------------------------------------------------
Amount of Purchase                                           Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,000                                            4.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$50,000 but less than $100,000                               3.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $250,000                              3.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$250,000 but less than $500,000                              2.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                            1.75%
------------------------------------------------------------ ---------------------------------------------------------

Short-Term Bond Funds:

------------------------------------------------------------ ---------------------------------------------------------
Amount of Purchase                                           Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,000                                            2.25%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$50,000 but less than $100,000                               2.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $250,000                              1.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$250,000 but less than $500,000                              1.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                            1.25%
------------------------------------------------------------ ---------------------------------------------------------

The difference between the total amount invested and the sum of (a) the net proceeds to the Funds and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class A1, Class 529A and Class J shares of certain specified Funds sold by financial intermediaries during a specified sales period. In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares. Also, at the discretion of MFD, MFD may pay certain financial intermediaries some or all of the Distribution Plan distribution fee payments of up to 0.10% annually of the average daily net assets of the class with respect to such shares.

Class 529A-Specific Provisions


Except as noted below, for purchases of Class 529A shares not subject to an initial sales charge on or after April 1, 2007, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $10,000,000 plus                                0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $10,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases of Class 529A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class 529A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases before April 1, 2007 of Class 529A shares not subject to an initial sales charge, MFD may pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $4,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases before April 1, 2007 of Class 529A shares by employer sponsored or payroll deduction 529 plans not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $25,000,000 plus                                0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.


Class A and Class A1-Specific Provisions Effective For Purchases on or After April 1, 2007
-------------------------------------------------------------------------------

Except as noted below, for purchases of Class A and Class A1 shares not subject to an initial sales charge on or after April 1, 2007, by retirement plans (other than Serviced Plans and plans for which Heritage Trust serves as a trustee) that are held by MFSC at the plan or omnibus level ("Investment-Only Retirement Plans"), MFD will generally pay financial intermediaries no upfront commission, but financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.


For purchases of Class A and Class A1 shares by Investment-Only Retirement Plans not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an upfront commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the upfront commission described above. In addition, such financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Except as noted below, for purchases of Class A and Class A1 shares on or after April 1, 2007, by accounts other than Investment-Only Retirement Plans and Serviced Plans not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $10,000,000 plus                                0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $10,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


Class A and Class A1-Specific Provisions Effective for Purchases Prior to April 1, 2007

------------------------------------------------------------------------------


For purchases before April 1, 2007 (or with respect to purchases pursuant to a letter of intent signed prior to April 1, 2007) of Class A and Class A1 shares not subject to an initial sales charge other than by Serviced Plans, MFD may pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $4,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases prior to April 1, 2007 of Class A and Class A1 shares by Serviced Plans established prior to April 1, 2001 (including sales to plans for which account establishment paperwork was received in good order by MFD on or prior to March 31, 2001), not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $2,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $2,000,000 to $3,000,000 plus                           0.80%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $3,000,000 to $50,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $50,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

Except for Serviced Plans described below, for purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's new investment in Class A and Class A1 shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).


In the case of Serviced Plans whose account establishment paperwork was received in good order after December 31, 1999, purchases prior to April 1, 2007 will be aggregated as described above but the cumulative purchase amount will not be re-set after the date of the first such purchase.


In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.


For purchases prior to April 1, 2007 of Class A and Class A1 shares by Serviced Plans established on or after April 1, 2001 (including, sales to plans for which account establishment paperwork was received in good order by MFD on or after April 1, 2001), not subject to an initial sales charge, MFD will generally pay financial intermediaries an upfront commission of up to the following:

------------------------------------------------------------ ---------------------------------------------------------
Cumulative Purchase Amount                                   Upfront Commission as a Percentage of Offering Price
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the first $4,000,000 plus                                 1.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                          0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Over $25,000,000                                             0.25%
------------------------------------------------------------ ---------------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class A shares and Class A1, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first purchase.


In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase except for purchases by Serviced Plans that trade through Princeton Retirement Group for which financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.


Class B, Class B1 and Class 529B Shares


Except as noted below, for purchases of Class B, Class B1 and Class 529B shares, MFD will generally pay an upfront commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B, Class B1 and Class 529B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases of Class B and Class B1 shares by a Serviced Plan for which account establishment paperwork was received in good order by MFD between July 1, 1996 and December 31, 1998, MFD will generally pay an upfront commission to financial intermediaries equal to 2.75% of the amount of Class B and Class B1 shares purchased through such financial intermediary. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B and Class B1 shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases of Class B and Class B1 shares by a Serviced Plan which established its account with MFSC between January 1, 1999, and December 31, 2002 (i.e., plan establishment paperwork is received by MFSC in good order by December 31, 2002) and certain other retirement plans as determined by MFD from time to time, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee). This commission structure is not available with respect to a plan with a pre-existing account(s) with any MFS Fund which seeks to switch to the MFS Recordkeeper Plus product.

Class C and Class 529C Shares


Except as noted below, for purchases of Class C and Class 529C shares, MFD will generally pay an upfront commission to financial intermediaries of up to 1% of the amount of Class C and Class 529C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan distribution fee payment of up to 0.75% and some or all of the Distribution Plan service fee payment of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases of Class C shares by Serviced Plans established between January 1, 2003 and March 31, 2005 (i.e., plan establishment paperwork is received by MFSC in good order on or after January 1, 2003), MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to 1% annually of the average daily net assets of the class attributable to plan assets (of which 0.25% consists of the Distribution Plan service fee).


For purchases of Class C shares by an Alliance Plan, MFD will pay upfront commissions or asset-based compensation to financial intermediaries under either option discussed above, at the financial intermediary's discretion.


Class W Shares


For purchases of Class W shares, at the discretion of MFD, MFD may pay certain financial intermediaries some or all of the Distribution Plan distribution fee payments of up to 0.10% annually of the average daily net assets of the class with respect to such shares.


Class R, Class R1, Class R2, Class R3 and Class R4 Shares


Except as noted below, for purchases of the following R share classes, MFD pays no upfront commission to financial intermediaries, but, instead, generally pays asset-based compensation to financial intermediaries of up to the following rates annually of the average daily net assets of the Funds attributable to plan assets (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

-------------------------------------------------------- -------------------------------------------------------------
Class                                                    Annual Rate
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Class R1                                                 0.75% (1.00% for MFS Diversified Target Return Fund only)
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Class R, Class R2, Class R3                              0.50%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Class R4                                                 0.25%
-------------------------------------------------------- -------------------------------------------------------------

In addition, MFD may pay financial intermediaries who sell Class R4 shares an upfront commission of up to 0.25% of up to $25 million of a Serviced Plan's initial investment. MFD generally will not pay financial intermediaries receiving this upfront commission an upfront commission with respect to any subsequent sale of Class R4 shares (subject to MFD waiving this limitation from time to time).

For purchases of Class R shares prior to April 1, 2007 by a Serviced Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to the following:

-------------------------------------------------------- -------------------------------------------------------------
Cumulative Purchase Amount                               Upfront Commission as a Percentage of Offering Price
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------

-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
On the first $4,000,000 plus                             1.00%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Over $4,000,000 to $25,000,000 plus                      0.50%
-------------------------------------------------------- -------------------------------------------------------------
-------------------------------------------------------- -------------------------------------------------------------
Over $25,000,000                                         0.25%
-------------------------------------------------------- -------------------------------------------------------------

For purposes of determining the level of commissions to be paid to financial intermediaries with respect to a shareholder's investment in Class R shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over an initial 12 month period commencing from the date of the first such purchase.


In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


For purchases of Class R shares prior to April 1, 2007 by an Alliance Plan whose account establishment paperwork was received in good order between December 31, 2002 and March 31, 2005, MFD will generally pay financial intermediaries an upfront commission of up to 0.60% of the amount of Class R shares purchased through such financial intermediary.


In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.50% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.


529 Administrative Services Fees, Retirement Plan Administrative and Services Fees, and Shareholder Servicing Payments


Financial intermediaries may receive all or a portion of the following payments:
529 administrative services fees as described in "Management of the Fund - Program Manager"; retirement plan administrative and service fees as described in "Management of the Fund - Administrator"; and shareholder servicing payments as described in "Management of the Fund - Shareholder Servicing Agent."


Other MFD Payments


Financial intermediaries may receive payments from MFD from MFD's own additional resources as incentives to market the MFS Funds, to cooperate with MFD's promotional efforts, and/or in recognition of their marketing, administrative services, and/or processing support. MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary, and the quality of the overall relationship with the financial intermediary.


MFD may make marketing support and/or administrative services payments to financial intermediaries that sell Fund shares or provide services to MFD, the Funds or shareholders of the Funds through the financial intermediary's retail distribution channel and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition to the opportunity to participate in a financial intermediary's retail distribution channel or program, payments may be made on account of one or more of the following: business planning assistance; educating financial intermediary personnel about the various MFS Funds; assistance with Fund shareholder financial planning; placement on the financial intermediary's preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; administrative and account maintenance services; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; and education. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

MFD may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries' costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $6 per shareholder account maintained on certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a financial intermediary's mutual fund trading system.


Financial  Industry  Regulatory  Authority  (FINRA),   formerly  "NASD",  Member
Broker/Dealers Receiving Such Payments from MFD's Own Additional Resources

Set forth below is a list of the member firms of the FINRA to which MFD expects as of October 1, 2007 to make such payments from its own additional resources with respect to the Funds. Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the broker/dealers identified in this list that have occurred since October 1, 2007 are not reflected. In addition to member firms of the FINRA, MFD also makes such payments to other financial intermediaries that sell or provide services to the Funds and shareholders, such as banks, insurance companies, and plan administrators. These firms, which are not included in this list, include Sun Life Retirement Services (U.S.), Inc., an affiliate of MFD. You should ask your financial intermediary if it receives such payments from MFD.

INTERMEDIARY FIRM NAME:                                      INTERMEDIARY FIRM NAME:
401(K) Investment Services, Inc.                             Legg Mason Investor Services, LLC
AG Edwards & Sons, Inc.                                      Lincoln Investment Planning
ADP Broker-Dealer, Inc.                                      Linsco/Private Ledger Corp.
AIG Financial Advisors, Inc.                                 Merrill Lynch, Pierce, Fenner & Smith Inc.
Ameriprise Financial Services, Inc.                          Metlife Securities Inc.
American General Securities Incorporated                     Mid-Atlantic Securities, Inc.
AXA Advisors                                                 MML Securities
BB&T Investment Services                                     Morgan Keegan & Company, Inc.
Bear, Stearns Securities Corp                                Morgan Stanley DW Inc.
Becker & Suffern, LTD.                                       MSCS Financial Services, LLC
Charles Schwab & Co., Inc.                                   Multi Financial Services, Inc.
Chase Investment Services Corp.                              Northwestern Mutual Investment Services
Citigroup Global Markets Inc.                                Paychex Securities Corporation
Citistreet Advisors LLC                                      Piper Jaffray & Co.
Clark Securities, Inc.                                       Primevest Financial Services, Inc.
Commonwealth Financial Network                               Princor Financial Services Corporation
Crowell Weedon                                               Prudential Investment Management Services LLC
CUNA Brokerage Services, Inc.                                Raymond James & Associates, Inc.
Ferris Baker Watts, Inc.                                     Raymond James Financial Services, Inc.
Fidelity Brokerage Services LLC                              RBC Dain Rauscher Inc.
Financial Network Investment Corp.                           Robert W. Baird & Co.
First Clearing Corporation                                   Southwest Securities, Inc.
H.D. Vest Investment Services                                State Street Global Markets, LLC
Hewitt Financial Services LLC                                Stifel Nicolaus & Co., Inc.
ICMA - RC Services, LLC                                      SunTrust Investment Services, Inc.
IFMG Securities, Inc.                                        UBS Financial Services Inc.
ING Financial Partners, Inc.                                 Wachovia Securities, LLC
Janney Montgomery Scott, Inc.                                Wells Fargo Investments LLC

From time to time, MFD, from MFD's own additional resources, may make additional payments to financial intermediaries that sell or provide services in connection with the sale of MFS Fund shares or the servicing of shareholder accounts. Such payments by MFD may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the FINRA. MFD makes payments for entertainment events it deems appropriate, subject to MFD's policies and applicable law. These payments may vary depending upon the nature of the event.


Effective January 1, 2008, the following sub-section entitled "Asset Segregation" is added to the end of Appendix E entitled "Investment Strategies and Risks":


Asset Segregation


With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including, but not limited to, futures, forward contracts, swap contracts, the purchase of securities on a when-issued or delayed delivery basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other measures to "cover" open positions with respect to such transactions. For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to "cash-settle," the Fund must cover its open positions by setting aside liquid assets equal to the contracts' full, notional value, except that deliverable foreign currency exchange contracts for currencies that are liquid will be treated as the equivalent of "cash-settled" contracts. As such, the Fund may set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation (i.e. the Fund's daily net liability if any) rather than the full notional amount under such deliverable forward foreign currency exchange contracts. With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to "cash-settle," the Fund may set aside liquid assets in an amount equal to the Fund's daily marked-to-market (net) obligation rather than the notional value. By setting aside assets equal to only its net obligation under liquid deliverable foreign currency exchange contracts and "cash-settled" forward or futures contracts the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.


Effective November 7, 2007, with respect to the MFS Diversified Target Return Fund only, the following is added to Appendix G entitled "Recipients of Non-Public Portfolio Holdings on an Ongoing Basis":

Name of Recipient          .........                 Purpose of Disclosure
-----------------                                    ---------------------


UBS Global Asset Management (Americas), Inc.***               Fund Management


***UBS Global Asset Management (Americas), Inc. receives non-public portfolio holdings information regarding the portion of the MFS Diversified Target Return Fund for which it serves as sub-adviser.


                 The date of this Supplement is January 1, 2008.